UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     July 17, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $247,391 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     3498   600000 SH       SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     3498   600000 SH  PUT  SOLE                   390000   210000        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      298   100000 SH       SOLE                    65000    35000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2260   100000 SH       SOLE                    70000    30000        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     5907   845000 SH       SOLE                   607750   237250        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     4620  4400000 SH       SOLE                  3080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4      612  1316000 PRN      SOLE                   856000   460000        0
COLUMBUS ACQUISITION CORP      COM              198851107     1824   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW               CL A             20030N101    18116   955000 SH       SOLE                   753750   201250        0
COMCAST CORP NEW               CL A             20030N101     4743   250000 SH  PUT  SOLE                   187500    62500        0
COOPER TIRE & RUBR CO          COM              216831107     6272   800000 SH       SOLE                   800000        0        0
CROCS INC                      COM              227046109     1254   156600 SH  PUT  SOLE                   156600        0        0
CROCS INC                      COM              227046109     1254   156600 SH       SOLE                   156600        0        0
CSX CORP                       COM              126408103    18843   300000 SH  PUT  SOLE                   300000        0        0
DANA HOLDING CORP              COM              235825205      192    35925 SH       SOLE                    24609    11316        0
FINLAY ENTERPRISES INC         COM NEW          317884203       62   144826 SH       SOLE                   144826        0        0
GENERAL COMMUNICATION INC      CL A             369385109      937   136434 SH       SOLE                   136434        0        0
ITRON INC                      COM              465741106    11802   120000 SH  PUT  SOLE                   120000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     5184  6000000 PRN      SOLE                  4200000  1800000        0
MBF HEALTHCARE ACQUISITION C   COM              552650103     3930   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111      130   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     5623   250000 SH       SOLE                   250000        0        0
MOHAWK INDS INC                COM              608190104    37149   608000 SH  PUT  SOLE                   608000        0        0
MTR GAMING GROUP INC           COM              553769100      794   166387 SH       SOLE                   166387        0        0
PROLOGIS                       SH BEN INT       743410102    35328   650000 SH  PUT  SOLE                   650000        0        0
SLM CORP                       COM              78442P106    10643   550000 SH       SOLE                   550000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     2104  1845958 SH       SOLE                  1200883   645075        0
STATE STR CORP                 COM              857477103    17501   273500 SH  PUT  SOLE                   273500        0        0
TENET HEALTHCARE CORP          COM              88033G100      556   100000 SH  PUT  SOLE                    65000    35000        0
TESORO CORP                    COM              881609101    29971  1516000 SH  CALL SOLE                  1516000        0        0
TIME WARNER CABLE INC          CL A             88732J108     2856   107841 SH       SOLE                    75563    32278        0
WHIRLPOOL CORP                 COM              963320106     9630   156000 SH  PUT  SOLE                   156000        0        0